Distribution Date:	05/16/25	Benchmark 2022-B36 Mortgage Trust
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2022-B36

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head		NoticeAdmin@midlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	K-Star Asset Management LLC
Principal Prepayment Detail	18
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Historical Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	22
			600 Third Avenue,40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Interest Shortfall Detail - Collateral Level	27		-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163QBE7	4.140600%	1,000,000.00	802,312.94	23,227.02	2,768.38	0.00	0.00	25,995.40	779,085.92	30.01%	30.00%
A-2	08163QBF4	4.659000%	106,901,000.00	106,901,000.00	0.00	415,043.13	0.00	0.00	415,043.13	106,901,000.00	30.01%	30.00%
A-4	08163QBG2	4.203800%	170,000,000.00	170,000,000.00	0.00	595,538.33	0.00	0.00	595,538.33	170,000,000.00	30.01%	30.00%
A-5	08163QBH0	4.469900%	221,140,000.00	221,140,000.00	0.00	823,728.07	0.00	0.00	823,728.07	221,140,000.00	30.01%	30.00%
A-SB	08163QBJ6	4.589400%	2,240,000.00	2,240,000.00	0.00	8,566.88	0.00	0.00	8,566.88	2,240,000.00	30.01%	30.00%
A-S	08163QBM9	4.950500%	64,450,000.00	64,450,000.00	0.00	265,883.10	0.00	0.00	265,883.10	64,450,000.00	21.01%	21.00%
B	08163QBN7	4.869500%	34,016,000.00	34,016,000.00	0.00	138,034.09	0.00	0.00	138,034.09	34,016,000.00	16.25%	16.25%
C	08163QBP2	5.118745%	30,435,000.00	30,435,000.00	0.00	129,824.17	0.00	0.00	129,824.17	30,435,000.00	12.00%	12.00%
D	08163QAN8	2.500000%	19,693,000.00	19,693,000.00	0.00	41,027.08	0.00	0.00	41,027.08	19,693,000.00	9.25%	9.25%
E	08163QAQ1	2.500000%	16,112,000.00	16,112,000.00	0.00	33,566.67	0.00	0.00	33,566.67	16,112,000.00	7.00%	7.00%
F	08163QAS7	3.618745%	8,952,000.00	8,952,000.00	0.00	26,995.84	0.00	0.00	26,995.84	8,952,000.00	5.75%	5.75%
G	08163QAU2	3.618745%	8,951,000.00	8,951,000.00	0.00	26,992.82	0.00	0.00	26,992.82	8,951,000.00	4.50%	4.50%
H	08163QAW8	3.618745%	7,161,000.00	7,161,000.00	0.00	21,594.86	0.00	0.00	21,594.86	7,161,000.00	3.50%	3.50%
J	08163QAY4	3.618745%	11,602,000.00	11,602,000.00	0.00	34,987.23	0.00	0.00	34,987.23	11,602,000.00	1.88%	1.88%
K*	08163QBA5	3.618745%	13,463,056.00	13,463,056.00	0.00	40,599.47	0.00	0.00	40,599.47	13,463,056.00	0.00%	0.00%
RR	08163QBR8	5.118745%	7,850,625.00	7,848,457.80	254.63	33,478.55	0.00	0.00	33,733.18	7,848,203.17	0.00%	0.00%
RR Interest	N/A	5.118745%	29,839,694.00	29,831,456.62	967.84	127,249.69	0.00	0.00	128,217.53	29,830,488.78	0.00%	0.00%
R	08163QBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			753,806,375.00	753,598,283.36	24,449.49	2,765,878.36	0.00	0.00	2,790,327.85	753,573,833.87

X-A	08163QBK3	0.638313%	565,731,000.00	565,533,312.94	0.00	300,822.84	0.00	0.00	300,822.84	565,510,085.92
X-B	08163QBL1	0.249245%	34,016,000.00	34,016,000.00	0.00	7,065.27	0.00	0.00	7,065.27	34,016,000.00
X-D	08163QAA6	2.618745%	35,805,000.00	35,805,000.00	0.00	78,136.81	0.00	0.00	78,136.81	35,805,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	08163QAC2	1.500000%	8,952,000.00	8,952,000.00	0.00	11,190.00	0.00	0.00	11,190.00	8,952,000.00
X-G	08163QAE8	1.500000%	8,951,000.00	8,951,000.00	0.00	11,188.75	0.00	0.00	11,188.75	8,951,000.00
X-H	08163QAG3	1.500000%	7,161,000.00	7,161,000.00	0.00	8,951.25	0.00	0.00	8,951.25	7,161,000.00
X-J	08163QAJ7	1.500000%	11,602,000.00	11,602,000.00	0.00	14,502.50	0.00	0.00	14,502.50	11,602,000.00
X-K	08163QAL2	1.500000%	13,463,056.00	13,463,056.00	0.00	16,828.82	0.00	0.00	16,828.82	13,463,056.00
Notional SubTotal			685,681,056.00	685,483,368.94	0.00	448,686.24	0.00	0.00	448,686.24	685,460,141.92

Deal Distribution Total					24,449.49	3,214,564.60	0.00	0.00	3,239,014.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163QBE7	802.31294000	23.22702000	2.76838000	0.00000000	0.00000000	0.00000000	0.00000000	25.99540000	779.08592000
A-2	08163QBF4	1,000.00000000	0.00000000	3.88249998	0.00000000	0.00000000	0.00000000	0.00000000	3.88249998	1,000.00000000
A-4	08163QBG2	1,000.00000000	0.00000000	3.50316665	0.00000000	0.00000000	0.00000000	0.00000000	3.50316665	1,000.00000000
A-5	08163QBH0	1,000.00000000	0.00000000	3.72491666	0.00000000	0.00000000	0.00000000	0.00000000	3.72491666	1,000.00000000
A-SB	08163QBJ6	1,000.00000000	0.00000000	3.82450000	0.00000000	0.00000000	0.00000000	0.00000000	3.82450000	1,000.00000000
A-S	08163QBM9	1,000.00000000	0.00000000	4.12541660	0.00000000	0.00000000	0.00000000	0.00000000	4.12541660	1,000.00000000
B	08163QBN7	1,000.00000000	0.00000000	4.05791657	0.00000000	0.00000000	0.00000000	0.00000000	4.05791657	1,000.00000000
C	08163QBP2	1,000.00000000	0.00000000	4.26562083	0.00000000	0.00000000	0.00000000	0.00000000	4.26562083	1,000.00000000
D	08163QAN8	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E	08163QAQ1	1,000.00000000	0.00000000	2.08333354	0.00000000	0.00000000	0.00000000	0.00000000	2.08333354	1,000.00000000
F	08163QAS7	1,000.00000000	0.00000000	3.01562109	0.00000000	0.00000000	0.00000000	0.00000000	3.01562109	1,000.00000000
G	08163QAU2	1,000.00000000	0.00000000	3.01562060	0.00000000	0.00000000	0.00000000	0.00000000	3.01562060	1,000.00000000
H	08163QAW8	1,000.00000000	0.00000000	3.01562072	0.00000000	0.00000000	0.00000000	0.00000000	3.01562072	1,000.00000000
J	08163QAY4	1,000.00000000	0.00000000	3.01562058	0.00000000	0.00000000	0.00000000	0.00000000	3.01562058	1,000.00000000
K	08163QBA5	1,000.00000000	0.00000000	3.01562067	0.00000000	0.57312099	0.00000000	0.00000000	3.01562067	1,000.00000000
RR	08163QBR8	999.72394555	0.03243436	4.26444391	0.00000000	0.01101186	0.00000000	0.00000000	4.29687827	999.69151119
RR Interest	N/A	999.72394556	0.03243465	4.26444353	0.00000000	0.01101117	0.00000000	0.00000000	4.29687818	999.69151091
R	08163QBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163QBK3	999.65056350	0.00000000	0.53174183	0.00000000	0.00000000	0.00000000	0.00000000	0.53174183	999.60950685
X-B	08163QBL1	1,000.00000000	0.00000000	0.20770432	0.00000000	0.00000000	0.00000000	0.00000000	0.20770432	1,000.00000000
X-D	08163QAA6	1,000.00000000	0.00000000	2.18228767	0.00000000	0.00000000	0.00000000	0.00000000	2.18228767	1,000.00000000
X-F	08163QAC2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08163QAE8	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163QAG3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	08163QAJ7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-K	08163QAL2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/25 - 04/30/25	30	0.00	2,768.38	0.00	2,768.38	0.00	0.00	0.00	2,768.38	0.00
A-2	04/01/25 - 04/30/25	30	0.00	415,043.13	0.00	415,043.13	0.00	0.00	0.00	415,043.13	0.00
A-4	04/01/25 - 04/30/25	30	0.00	595,538.33	0.00	595,538.33	0.00	0.00	0.00	595,538.33	0.00
A-5	04/01/25 - 04/30/25	30	0.00	823,728.07	0.00	823,728.07	0.00	0.00	0.00	823,728.07	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	8,566.88	0.00	8,566.88	0.00	0.00	0.00	8,566.88	0.00
X-A	04/01/25 - 04/30/25	30	0.00	300,822.84	0.00	300,822.84	0.00	0.00	0.00	300,822.84	0.00
X-B	04/01/25 - 04/30/25	30	0.00	7,065.27	0.00	7,065.27	0.00	0.00	0.00	7,065.27	0.00
X-D	04/01/25 - 04/30/25	30	0.00	78,136.81	0.00	78,136.81	0.00	0.00	0.00	78,136.81	0.00
X-F	04/01/25 - 04/30/25	30	0.00	11,190.00	0.00	11,190.00	0.00	0.00	0.00	11,190.00	0.00
X-G	04/01/25 - 04/30/25	30	0.00	11,188.75	0.00	11,188.75	0.00	0.00	0.00	11,188.75	0.00
X-H	04/01/25 - 04/30/25	30	0.00	8,951.25	0.00	8,951.25	0.00	0.00	0.00	8,951.25	0.00
X-J	04/01/25 - 04/30/25	30	0.00	14,502.50	0.00	14,502.50	0.00	0.00	0.00	14,502.50	0.00
X-K	04/01/25 - 04/30/25	30	0.00	16,828.82	0.00	16,828.82	0.00	0.00	0.00	16,828.82	0.00
A-S	04/01/25 - 04/30/25	30	0.00	265,883.10	0.00	265,883.10	0.00	0.00	0.00	265,883.10	0.00
B	04/01/25 - 04/30/25	30	0.00	138,034.09	0.00	138,034.09	0.00	0.00	0.00	138,034.09	0.00
C	04/01/25 - 04/30/25	30	0.00	129,824.17	0.00	129,824.17	0.00	0.00	0.00	129,824.17	0.00
D	04/01/25 - 04/30/25	30	0.00	41,027.08	0.00	41,027.08	0.00	0.00	0.00	41,027.08	0.00
E	04/01/25 - 04/30/25	30	0.00	33,566.67	0.00	33,566.67	0.00	0.00	0.00	33,566.67	0.00
F	04/01/25 - 04/30/25	30	0.00	26,995.84	0.00	26,995.84	0.00	0.00	0.00	26,995.84	0.00
G	04/01/25 - 04/30/25	30	0.00	26,992.82	0.00	26,992.82	0.00	0.00	0.00	26,992.82	0.00
H	04/01/25 - 04/30/25	30	0.00	21,594.86	0.00	21,594.86	0.00	0.00	0.00	21,594.86	0.00
J	04/01/25 - 04/30/25	30	0.00	34,987.23	0.00	34,987.23	0.00	0.00	0.00	34,987.23	0.00
K	04/01/25 - 04/30/25	30	7,692.76	40,599.47	0.00	40,599.47	0.00	0.00	0.00	40,599.47	7,715.96
RR	04/01/25 - 04/30/25	30	86.08	33,478.55	0.00	33,478.55	0.00	0.00	0.00	33,478.55	86.45
RR Interest	04/01/25 - 04/30/25	30	327.17	127,249.69	0.00	127,249.69	0.00	0.00	0.00	127,249.69	328.57
Totals			8,106.01	3,214,564.60	0.00	3,214,564.60	0.00	0.00	0.00	3,214,564.60	8,130.98

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount	3,239,014.09
Non-VRR Interest Available Funds (1)
VRR Interest Available Funds (1)	161,950.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,227,384.95	Master Servicing Fee	4,474.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,335.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.00
ARD Interest	0.00	Operating Advisor Fee	1,199.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,227,384.95	Total Fees	12,820.35

Principal		Expenses/Reimbursements
Scheduled Principal	24,449.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	24,449.50	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,214,564.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	24,449.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,239,014.09
Total Funds Collected	3,251,834.45	Total Funds Distributed	3,251,834.44

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	753,598,283.36	753,598,283.36	Beginning Certificate Balance	753,598,283.36
(-) Scheduled Principal Collections	24,449.50	24,449.50	(-) Principal Distributions	24,449.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	753,573,833.86	753,573,833.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	753,598,283.36	753,598,283.36	Ending Certificate Balance	753,573,833.87
Ending Actual Collateral Balance	753,573,833.86	753,573,833.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	11	63,162,500.00	8.38%	80	5.8083	1.798580	1.79 or less	16	290,670,000.00	38.57%	85	5.3695	1.605233
$10,000,000 to $19,999,999		13	156,634,958.86	20.79%	77	4.9067	2.036939	1.80 to 2.09	10	225,767,500.00	29.96%	86	5.4276	1.903778
$20,000,000 to $29,999,999		7	164,512,500.00	21.83%	69	4.7005	1.845401	2.10 to 2.29	9	171,068,875.00	22.70%	62	4.1000	2.188843
$30,000,000 to $49,999,999		4	134,263,875.00	17.82%	68	5.1373	2.258870	2.30 to 2.59	1	5,700,000.00	0.76%	87	5.9300	2.340000
	$50,000,000 or greater	4	235,000,000.00	31.18%	87	5.4223	1.762766	2.60 to 2.99	3	60,367,458.86	8.01%	46	5.8211	2.809452
	Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	22	34,652,272.00	4.60%	86	4.4300	2.177133
							Industrial	30	77,518,875.00	10.29%	86	4.5819	2.131928
Arizona	1	11,200,000.00	1.49%	86	5.0000	1.940000
							Lodging	1	10,367,458.86	1.38%	86	5.8180	2.720000
California	3	105,000,000.00	13.93%	86	5.3577	1.918095
							Mixed Use	5	117,572,500.00	15.60%	86	5.3259	1.911520
Connecticut	1	5,700,000.00	0.76%	87	5.9300	2.340000
							Multi-Family	2	66,000,000.00	8.76%	25	3.0400	2.190000
Florida	8	51,163,170.86	6.79%	78	5.7896	1.912756
							Office	5	246,000,000.00	32.64%	76	5.4570	1.819350
Georgia	3	5,373,391.00	0.71%	86	4.3873	2.217801
							Other	1	6,050,000.00	0.80%	86	5.6300	1.770000
Idaho	4	27,314,148.00	3.62%	87	5.6000	1.670000
							Retail	7	127,612,500.00	16.93%	82	5.3693	1.890399
Illinois	1	28,012,500.00	3.72%	85	5.1600	2.120000
							Self Storage	18	102,452,500.00	13.60%	87	5.5511	1.869465
Indiana	2	22,787,500.00	3.02%	86	4.9956	1.990700
							Totals	69	753,573,833.86	100.00%	77	5.1391	1.929187
Maryland	1	6,190,000.00	0.82%	87	5.7100	1.750000

Michigan	3	56,792,500.00	7.54%	86	5.9769	1.860665

Mississippi	1	12,592,500.00	1.67%	86	4.3600	2.210000

New York	5	208,050,000.00	27.61%	66	4.3849	1.780382

North Carolina	2	16,900,000.00	2.24%	86	5.3130	1.800000

Ohio	1	2,270,000.00	0.30%	85	5.4360	1.720000

Texas	3	20,800,000.00	2.76%	87	5.4568	1.990865

Utah	2	4,290,000.00	0.57%	87	6.1500	1.180000

Virginia	3	108,000,000.00	14.33%	64	5.5507	2.196296

Washington	3	26,485,852.00	3.51%	85	5.7490	1.849794

Totals	69	753,573,833.86	100.00%	77	5.1391	1.929187

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.999% or less	4	66,000,000.00	8.76%	25	3.0400	2.190000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.999%	7	146,431,375.00	19.43%	85	4.6532	1.804005	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.499%	13	314,882,500.00	41.79%	86	5.2617	1.883191	25 months to 36 months	39	753,573,833.86	100.00%	77	5.1391	1.929187
	5.500% or greater	15	226,259,958.86	30.02%	74	5.8954	1.998135	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	99 months or less	39	753,573,833.86	100.00%	77	5.1391	1.929187	Interest Only	37	734,736,375.00	97.50%	77	5.1188	1.921592
	100 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	10,367,458.86	1.38%	86	5.8180	2.720000
	119 to 119 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or greater	1	8,470,000.00	1.12%	87	6.0700	1.620000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187
	Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	39	753,573,833.86	100.00%	77	5.1391	1.929187			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	753,573,833.86	100.00%	77	5.1391	1.929187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-3	30508977	OF	New York	NY	Actual/360	4.920%	94,300.00	0.00	0.00	N/A	05/06/32	--	23,000,000.00	23,000,000.00	05/06/25
1A3-1	30508981				Actual/360	4.920%	102,500.00	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	05/06/25
1A3-2	30508982				Actual/360	4.920%	47,150.00	0.00	0.00	N/A	05/06/32	--	11,500,000.00	11,500,000.00	05/06/25
1A3-3	30508983				Actual/360	4.920%	47,150.00	0.00	0.00	N/A	05/06/32	--	11,500,000.00	11,500,000.00	05/06/25
2A3	30509036	MF	New York	NY	Actual/360	3.040%	63,333.33	0.00	0.00	N/A	06/06/27	--	25,000,000.00	25,000,000.00	05/06/25
2A12	30509045				Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	05/06/25
2A15	30509048				Actual/360	3.040%	25,333.33	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	05/06/25
2A18	30509051				Actual/360	3.040%	27,866.67	0.00	0.00	N/A	06/06/27	--	11,000,000.00	11,000,000.00	05/06/25
3A1	30509149	OF	New York	NY	Actual/360	5.050%	273,541.67	0.00	0.00	N/A	08/06/32	--	65,000,000.00	65,000,000.00	05/06/25
4	30321296	MU	Los Angeles	CA	Actual/360	5.440%	272,000.00	0.00	0.00	N/A	08/06/32	--	60,000,000.00	60,000,000.00	05/06/25
5	30509145	RT	Norfolk	VA	Actual/360	5.310%	265,500.00	0.00	0.00	N/A	07/06/32	--	60,000,000.00	60,000,000.00	05/06/25
6A1	30509128	OF	Detroit	MI	Actual/360	6.020%	250,833.33	0.00	0.00	N/A	07/01/32	--	50,000,000.00	50,000,000.00	05/01/25
7	30530216	OF	Richmond	VA	Actual/360	5.921%	197,366.67	0.00	0.00	N/A	07/06/27	--	40,000,000.00	40,000,000.00	05/06/25
8A2-2	30509142	MU	San Francisco	CA	Actual/360	5.197%	64,968.75	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	05/06/25
8A3	30509143				Actual/360	5.197%	43,312.50	0.00	0.00	N/A	07/06/32	--	10,000,000.00	10,000,000.00	05/06/25
8A4	30509157				Actual/360	5.197%	43,312.50	0.00	0.00	N/A	07/06/32	--	10,000,000.00	10,000,000.00	05/06/25
9	30530212	IN	Various	Various	Actual/360	4.430%	118,415.28	0.00	0.00	N/A	07/06/32	--	32,076,375.00	32,076,375.00	05/06/25
10	30509233	SS	Various	Various	Actual/360	5.600%	149,333.33	0.00	0.00	N/A	08/06/32	--	32,000,000.00	32,000,000.00	05/06/25
11	30530213	IN	Various	Various	Actual/360	4.360%	109,681.25	0.00	0.00	N/A	07/06/32	--	30,187,500.00	30,187,500.00	05/06/25
12	30509026	RT	Fairview Heights	IL	Actual/360	5.160%	120,453.75	0.00	0.00	N/A	06/05/32	--	28,012,500.00	28,012,500.00	05/05/25
13	30321297	SS	Various	Various	Actual/360	5.480%	107,316.67	0.00	0.00	N/A	08/06/32	--	23,500,000.00	23,500,000.00	05/06/25
14	30530214	OF	South Miami	FL	Actual/360	6.350%	105,833.33	0.00	0.00	N/A	07/06/32	--	20,000,000.00	20,000,000.00	05/06/25
15	30509165	SS	Various	NC	Actual/360	5.313%	74,824.75	0.00	0.00	N/A	07/06/32	--	16,900,000.00	16,900,000.00	05/06/25
16	30321298	RT	Covington	WA	Actual/360	5.685%	75,800.00	0.00	0.00	N/A	05/06/32	--	16,000,000.00	16,000,000.00	05/06/25
17	30530211	Various Various		Various	Actual/360	4.430%	48,610.02	0.00	0.00	N/A	06/06/32	--	13,167,500.00	13,167,500.00	05/06/25
18	30509088	RT	Tucson	AZ	Actual/360	5.000%	46,666.67	0.00	0.00	N/A	07/06/32	--	11,200,000.00	11,200,000.00	05/06/25
19	30509058	LO	Altamonte Springs	FL	Actual/360	5.818%	50,383.44	24,449.50	0.00	N/A	07/01/32	--	10,391,908.36	10,367,458.86	05/01/25
20A4-2	30321299	MU	Los Angeles	CA	Actual/360	5.425%	45,208.33	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30509168	IN	Greenwood	IN	Actual/360	6.070%	42,844.08	0.00	0.00	N/A	08/06/32	--	8,470,000.00	8,470,000.00	05/06/25
22	30530217	SS	Chantilly	VA	Actual/360	5.504%	36,693.33	0.00	0.00	N/A	08/06/32	--	8,000,000.00	8,000,000.00	05/06/25
23	30509087	SS	Various	MI	Actual/360	5.660%	32,037.96	0.00	0.00	N/A	07/06/32	--	6,792,500.00	6,792,500.00	05/06/25
24	30321300	RT	Various	FL	Actual/360	6.064%	33,352.00	0.00	0.00	N/A	06/06/27	--	6,600,000.00	6,600,000.00	05/01/25
25	30530219	MU	Laurel	MD	Actual/360	5.710%	29,454.08	0.00	0.00	N/A	08/06/32	--	6,190,000.00	6,190,000.00	05/06/25
26	30509089	98	Brooklyn	NY	Actual/360	5.630%	28,384.58	0.00	0.00	N/A	07/06/32	--	6,050,000.00	6,050,000.00	05/06/25
27	30509090	RT	Bothell	WA	Actual/360	6.046%	29,222.33	0.00	0.00	N/A	07/06/32	--	5,800,000.00	5,800,000.00	05/06/25
28	30509173	SS	Stonington	CT	Actual/360	5.930%	28,167.50	0.00	0.00	N/A	08/06/32	--	5,700,000.00	5,700,000.00	05/06/25
29	30530220	SS	Various	UT	Actual/360	6.150%	21,986.25	0.00	0.00	N/A	08/06/32	--	4,290,000.00	4,290,000.00	05/06/25
30	30509032	SS	Dallas	TX	Actual/360	5.319%	13,297.50	0.00	0.00	N/A	06/06/32	--	3,000,000.00	3,000,000.00	05/06/25
31	30509055	SS	Dayton	OH	Actual/360	5.436%	10,283.10	0.00	0.00	N/A	06/06/32	--	2,270,000.00	2,270,000.00	05/06/25
Totals							3,227,384.95	24,449.50	0.00				753,598,283.36	753,573,833.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-3	18,326,140.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-1	18,326,140.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-2	18,326,140.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-3	18,326,140.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	52,898,221.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	52,898,221.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A15	52,898,221.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A18	52,898,221.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	8,714,575.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,733,091.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,562,739.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	23,797,065.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,087,499.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-2	11,233,499.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	11,233,499.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	11,233,499.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,440,210.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,068,825.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,199,163.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,158,188.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,723,662.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,965,770.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,655,720.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,024,544.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,266,037.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,139,754.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,440,334.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A4-2	25,597,164.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	923,059.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	993,672.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	862,423.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	671,785.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	644,726.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	611,863.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	515,233.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	806,015.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	326,400.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	268,022.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	220,768.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	429,016,268.88	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139138%	5.118723%	77
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139160%	5.118745%	78
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139180%	5.118766%	79
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139205%	5.118791%	80
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139225%	5.118811%	81
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139245%	5.118831%	82
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139267%	5.118853%	83
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139287%	5.118873%	84
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139308%	5.118894%	85
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139328%	5.118914%	86
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139347%	5.118934%	87
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139347%	5.118934%	88
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		112,600,000	112,600,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		640,973,834	640,973,834		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	753,573,834	753,573,834	0	0	0	0
Apr-25	753,598,283	753,598,283	0	0	0	0
Mar-25	753,620,940	753,620,940	0	0	0	0
Feb-25	753,648,521	753,648,521	0	0	0	0
Jan-25	753,670,927	753,670,927	0	0	0	0
Dec-24	753,693,222	753,693,222	0	0	0	0
Nov-24	753,717,095	753,717,095	0	0	0	0
Oct-24	753,739,159	753,739,159	0	0	0	0
Sep-24	753,762,811	753,762,811	0	0	0	0
Aug-24	753,784,647	753,784,647	0	0	0	0
Jul-24	753,806,375	753,806,375	0	0	0	0
Jun-24	753,806,375	753,806,375	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A3	30509036	25,000,000.00	25,000,000.00	954,000,000.00	01/20/22	52,719,471.60	2.19000	12/31/24	06/06/27	I/O
2A12	30509045	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	52,719,471.60	2.19000	12/31/24	06/06/27	I/O
2A15	30509048	10,000,000.00	10,000,000.00	954,000,000.00	01/20/22	52,719,471.60	2.19000	12/31/24	06/06/27	I/O
2A18	30509051	11,000,000.00	11,000,000.00	954,000,000.00	01/20/22	52,719,471.60	2.19000	12/31/24	06/06/27	I/O
Totals		66,000,000.00	66,000,000.00	3,816,000,000.00		210,877,886.40

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A3	30509036	MF	NY	11/22/24	98

"5/12/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

Borrower continues his unit-upgrade capex program."

2A12	30509045	Various	Various	11/22/24	98

"5/12/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are negotiating Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.
Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.
Borrower continues his unit-upgrade capex program."

2A15	30509048	Various	Various	11/22/24	98

"5/12/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.
Are trapping property cashflows to keep all mortgage notes current .Are not making any of the mezzanine''s payments, they are all due for December 2024.
Borrower continues his unit-upgrade capex program."

2A18	30509051	Various	Various	11/22/24	98

"5/12/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.
Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.
Borrower continues his unit-upgrade capex program."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28